UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RAMIUS FUNDS

Ramius Trading Strategies Managed Futures Fund
(Class A: RTSRX)
(Class I: RTSIX)

SEMI-ANNUAL REPORT
June 30, 2012

Ramius Trading Strategies Managed Futures Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Expense Example	29

Ramius Trading Strategies Managed Futures Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

Principal Amount		Value

	COMMERCIAL PAPER – 19.3%
$5,400,000	American Water Capital Corp. 0.375%, 7/2/2012	$5,399,944
5,122,000	Dairy Farmers of America, Inc. 0.375%, 7/2/2012	5,121,947
5,400,000	Hasbro, Inc. 0.375%, 7/2/2012	5,399,945
5,500,000	ING America, Inc. 1.014%, 7/6/2012	5,499,236
5,400,000	VF Corp. 0.385%, 7/2/2012	5,399,943
	TOTAL COMMERCIAL PAPER (Cost $26,821,015)	26,821,015

	CORPORATE BONDS – 45.3%
4,690,000	Archer-Daniels-Midland Co. 0.627%, 8/13/20121	4,691,084
7,000,000	Bank of Nova Scotia 0.766%, 10/18/20121	7,005,691
5,020,000	Commonwealth Bank of Australia 2.750%, 10/15/20122	5,044,462
6,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 2.650%, 8/17/20122	6,015,604
6,700,000	Credit Suisse 3.450%, 7/2/2012	6,700,438
7,000,000	General Electric Capital Corp. 0.636%, 7/27/20121	7,000,111
6,675,000	JPMorgan Chase & Co. 5.375%, 10/1/2012	6,754,172
6,500,000	Metropolitan Life Global Funding I 2.875%, 9/17/20122	6,527,567
6,500,000	Royal Bank of Canada 2.250%, 3/15/2013	6,567,360
6,500,000	Wells Fargo & Co. 4.375%, 1/31/2013	6,643,481
	TOTAL CORPORATE BONDS (Cost $62,915,678)	62,949,970

	U.S. GOVERNMENT AGENCIES – 12.8%
7,000,000	Federal Farm Credit Bank 0.650%, 8/22/20143	7,004,067
	Federal National Mortgage Association
3,579,000	5.125%, 1/2/2014	3,821,703

Ramius Trading Strategies Managed Futures Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Principal Amount		Value

	U.S. GOVERNMENT AGENCIES (CONTINUED)
7,000,000	1.000%, 11/7/20143	$7,013,692

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $17,814,642)	17,839,462

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
26	CME Euro Futures Exercise Price: $1, Expiration Date: July 9, 2012	162
13	CMX Gold, 100 Troy Oz. Futures Exercise Price: $1,850, Expiration Date: November 28, 2012	26,520
		26,682
	PUT OPTIONS – 0.0%
54	CME Australian Dollar Futures Exercise Price: $95, Expiration Date: July 9, 2012	270
2	CME NASDAQ 100 E-Mini Futures Exercise Price: $2,220, Expiration Date: July 21, 2012	18
1	CME S&P 500 Futures Exercise Price: $1,080, Expiration Date: July 21, 2012	988
		1,276
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $124,381)	27,958

Number of Shares

	SHORT-TERM INVESTMENTS – 0.1%
70,742	Fidelity Institutional Money Market Fund, 0.166%4	70,742

	TOTAL SHORT-TERM INVESTMENTS (Cost $70,742)	70,742

	TOTAL INVESTMENTS – 77.5% (Cost $107,746,458)	107,709,147
	Other Assets in Excess of Liabilities5 – 22.5%	31,250,568

	TOTAL NET ASSETS – 100.0%	$138,959,715

1	Variable, floating or step rate security.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	Callable.
4	The rate is the annualized seven-day yield at period end.
5	Includes appreciation (depreciation) on forward foreign currency exchange contracts, futures contracts and written options contracts.

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
SUMMARY OF INVESTMENTS
As of June 30, 2012 (Unaudited)

Security Type	Percent of Total Net Assets
Corporate Bonds	45.3%
U.S. Government Agencies	12.8%
Commercial Paper	19.3%
Purchased Options Contracts	0.0%
Short-Term Investments	0.1%
Total Investments	77.5%
Other Assets in Excess of Liabilities	22.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

		Currency	Value At		Unrealized
	Currency	Amount	Settlement	Value At	Appreciation
Purchase Contracts	Exchange	Purchased	Date	June 30, 2012	(Depreciation)
Australian Dollar	AUD per NZD	100,000	$99,344	$101,627	$2,283
Australian Dollar	AUD per USD	21,410,564	21,325,428	21,761,739	436,311
Brazilian Real	BRL per USD	2,640,115	1,268,077	1,296,884	28,807
British Pound	GBP PER USD	11,551,083	17,995,420	18,140,107	144,687
Canadian Dollar	CAD per USD	8,712,199	8,497,066	8,556,362	59,296
Chilean Peso	CLP per USD	368,790,245	727,994	728,770	776
Chinese Yuan	CNY per USD	11,430,233	1,801,216	1,801,537	321
Columbian Peso	COP per USD	1,028,028,766	572,730	568,969	(3,761)
Czech Republic Koruna	CZK per EUR	1,270,868	63,170	63,061	(109)
Czech Republic Koruna	CZK per USD	27,515,039	1,352,516	1,365,205	12,689
Euro	EUR per CZK	500,000	629,698	633,380	3,682
Euro	EUR per NOK	350,000	439,601	443,514	3,913
Euro	EUR per PLN	100,000	125,755	126,767	1,012
Euro	EUR per USD	8,077,475	10,155,381	10,239,016	83,635
Hungarian Forint	HUF per EUR	296,011,253	1,268,620	1,304,289	35,669
Hungarian Forint	HUF per USD	1,077,111,369	4,549,066	4,717,749	168,683
Indian Rupee	INR per USD	95,572,952	1,682,550	1,700,120	17,570
Indonesian Rupiah	IDR per USD	38,097,576,619	3,963,694	4,027,774	64,080
Israeli Shekel	ILS per USD	1,508,754	387,826	384,696	(3,130)
Japanese Yen	JPY per USD	1,243,320,331	15,671,933	15,597,580	(74,353)
Malaysian Ringgit	MYR per USD	930,315	292,254	294,296	2,042
Mexican Peso	MXN per USD	21,354,762	1,548,069	1,588,325	40,256
New Zealand Dollar	NZD per AUD	126,972	100,096	101,210	1,114
New Zealand Dollar	NZD per USD	20,768,249	16,237,955	16,555,490	317,535
Norwegian Krone	NOK per EUR	16,585,772	2,780,352	2,778,848	(1,504)
Norwegian Krone	NOK per SEK	1,200,000	200,528	200,797	269
Norwegian Krone	NOK per USD	75,152,093	12,434,522	12,575,666	141,144
Peruvian Nuevo Sol	PEN per USD	1,171,812	438,807	437,167	(1,640)
Philippine Peso	PHP per USD	35,904,807	838,537	852,612	14,075
Polish Zloty	PLN per EUR	7,133,091	2,091,139	2,121,368	30,229
Polish Zloty	PLN per USD	4,517,550	1,313,808	1,336,626	22,818
Russian Ruble	RUB per USD	83,488,793	2,544,383	2,547,336	2,953
Singapore Dollar	SGD per USD	1,414,836	1,110,333	1,118,456	8,123
South African Rand	ZAR per USD	677,502	805,455	821,617	16,162
South Korean Won	KRW per USD	1,840,305,226	1,576,839	1,606,084	29,245
Swedish Krona	SEK per EUR	25,697,084	3,660,198	3,707,573	47,375
Swedish Krona	SEK per NOK	586,682	83,889	84,508	619
Swedish Krona	SEK per USD	152,484,783	21,508,204	21,961,761	453,557
Swiss Franc	CHF per USD	9,087,467	9,546,572	9,599,297	52,725
Taiwan Dollar	TWD per USD	14,628,481	490,396	490,948	552
Thai Brat	THB per USD	9,582,116	302,064	302,302	238
Turkish Lira	TRY per USD	16,764,855	9,036,105	9,132,931	96,826
			181,517,590	183,774,364	2,256,774

Sale Contracts
Australian Dollar	AUD per NZD	(127,600)	$(99,344)	$(101,711)	$(2,367)
Australian Dollar	USD per AUD	(12,985,595)	(12,870,982)	(13,202,130)	(331,148)
Brazilian Real	USD per BRL	(1,327,375)	(642,913)	(651,691)	(8,778)
British Pound	USD per GBP	(16,188,941)	(25,203,041)	(25,423,951)	(220,910)
Canadian Dollar	USD per CAD	(26,657,560)	(25,936,454)	(26,179,698)	(243,244)
Chilean Peso	USD per CLP	(78,679,141)	(154,200)	(155,355)	(1,155)
Chinese Yuan	USD per CNY	(4,450,492)	(701,216)	(702,514)	(1,298)
Columbian Peso	USD per COP	(357,631,361)	(196,781)	(197,933)	(1,152)
Czech Republic Koruna	CZK per EUR	(50,000)	(63,170)	(63,327)	(157)
Czech Republic Koruna	USD per CZK	(133,895,179)	(6,597,433)	(6,643,429)	(45,996)
Euro	EUR per CZK	(12,800,148)	(629,698)	(635,141)	(5,443)
Euro	EUR per NOK	(2,636,447)	(439,601)	(441,600)	(1,999)
Euro	EUR per PLN	(431,542)	(125,755)	(127,682)	(1,927)
Euro	USD per EUR	(23,309,234)	(29,302,718)	(29,541,607)	(238,889)
Hungarian Forint	HUF per EUR	(1,000,000)	(1,268,620)	(1,266,873)	1,747
Hungarian Forint	USD per HUF	(142,172,576)	(604,259)	(622,626)	(18,367)
Indian Rupee	USD per INR	(12,060,139)	(211,152)	(214,311)	(3,159)
Indonesian Rupiah	USD per IDR	(11,657,828,470)	(1,209,078)	(1,232,068)	(22,990)
Israeli Shekel	USD per ILS	(6,011,558)	(1,542,969)	(1,532,805)	10,164
Japanese Yen	USD per JPY	(951,288,385)	(12,000,520)	(11,934,289)	66,231
Malaysian Ringgit	USD per MYR	(2,703,273)	(846,143)	(854,335)	(8,192)
Mexican Peso	USD per MXN	(18,972,949)	(1,352,436)	(1,409,888)	(57,452)
New Zealand Dollar	NZD per AUD	(100,000)	(100,096)	(101,627)	(1,531)

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

		Currency	Value At		Unrealized
	Currency	Amount	Settlement	Value At	Appreciation
Sale Contracts (continued)	Exchange	Sold	Date	June 30, 2012	(Depreciation)
New Zealand Dollar	USD per NZD	(14,411,929)	$(11,200,380)	$(11,489,859)	$(289,479)
Norwegian Krone	NOK per EUR	(2,200,000)	(2,780,352)	(2,787,509)	(7,157)
Norwegian Krone	NOK per SEK	(1,409,729)	(200,528)	(203,064)	(2,536)
Norwegian Krone	USD per NOK	(49,841,664)	(8,300,057)	(8,340,060)	(40,003)
Peruvian Nuevo Sol	USD per PEN	(1,475,786)	(550,321)	(550,571)	(250)
Philippine Peso	USD per PHP	(26,467,825)	(617,015)	(628,434)	(11,419)
Polish Zloty	PLN per EUR	(1,650,000)	(2,091,139)	(2,090,347)	792
Polish Zloty	USD per PLN	(9,622,429)	(2,740,178)	(2,847,661)	(107,483)
Russian Ruble	USD per RUB	(26,593,421)	(801,852)	(814,989)	(13,137)
Singapore Dollar	USD per SGD	(2,868,105)	(2,240,487)	(2,267,265)	(26,778)
South African Rand	USD per ZAR	(9,822,340)	(1,150,866)	(1,193,314)	(42,448)
South Korean Won	USD per KRW	(2,411,521,615)	(2,049,148)	(2,104,724)	(55,576)
Swedish Krona	SEK per EUR	(2,900,000)	(3,660,199)	(3,673,853)	(13,654)
Swedish Krona	SEK per NOK	(500,000)	(83,889)	(83,665)	224
Swedish Krona	USD per SEK	(61,306,515)	(8,691,732)	(8,831,196)	(139,464)
Swiss Franc	USD per CHF	(10,422,911)	(10,922,172)	(11,007,748)	(85,576)
Taiwan Dollar	USD per TWD	(111,103,935)	(3,724,437)	(3,727,989)	(3,552)
Thai Brat	USD per THB	(41,049,997)	(1,292,332)	(1,295,068)	(2,736)
Turkish Lira	USD per TRY	(3,098,480)	(1,676,898)	(1,687,904)	(11,006)
			(186,872,561)	(188,861,811)	(1,989,250)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$(5,354,971)	$(5,087,447)	$267,524

FUTURES CONTRACTS
					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Long Contracts	Date	Contracts	Trade Date	June 30, 2012	(Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	September 2012	306	$67,377,406	$67,344,531	$(32,875)
CBOT 5-Year U.S. Treasury Note	September 2012	190	23,554,072	23,572,306	18,234
CBOT 10-Year U.S. Treasury Note	September 2012	313	41,746,375	41,772,398	26,023
CBOT U.S. Long Bond	September 2012	80	11,837,504	11,828,051	(9,453)
CBOT U.S. Ultra Bond	September 2012	5	834,219	834,219	-
Eurex 10-Year Euro BUND	September 2012	291	41,001,900	40,106,610	(895,290)
Eurex 2-Year Euro SCHATZ	September 2012	340	37,568,300	37,489,746	(78,554)
Eurex 30-Year Euro BUXL	September 2012	2	261,880	228,255	(33,625)
Eurex 5-Year Euro BOBL	September 2012	164	20,645,960	20,439,048	(206,912)
Eurex Swiss Federal Bond	September 2012	2	303,500	299,799	(3,701)
LIFFE Long Gilt Government Bond	September 2012	323	38,472,530	38,512,848	40,318
MSE 10-Year Canadian Bond	September 2012	66	9,137,700	9,169,138	31,438
SFE-ASX 10-Year Australian Bond	September 2012	92	8,921,240	8,881,342	(39,898)
SFE-ASX 3-Year Australian Bond	September 2012	152	14,836,720	14,798,401	(38,319)
TSE 10-Year Japanese Treasury Bond	September 2012	41	58,912,900	59,009,654	96,754
Commodity Futures
CBOT Corn	September 2012	17	534,225	568,138	33,913
CBOT Corn	December 2012	19	603,012	657,687	54,675
CBOT Soybean	August 2012	14	1,037,225	1,073,825	36,600
CBOT Soybean	November 2012	54	3,854,925	4,022,275	167,350
CBOT Soybean	January 2013	7	499,275	512,337	13,062
CBOT Soybean	March 2013	1	69,362	69,612	250
CBOT Soybean	May 2013	1	67,737	67,812	75
CBOT Soybean Meal	August 2012	6	257,700	274,200	16,500
CBOT Soybean Meal	September 2012	3	127,200	133,600	6,400
CBOT Soybean Meal	December 2012	65	2,685,150	2,827,000	141,850
CBOT Wheat	September 2012	26	984,425	1,032,600	48,175
CME Lean Hogs	August 2012	24	909,840	928,980	19,140
CME Live Cattle	August 2012	1	48,180	48,420	240
EOP Milling Wheat	November 2012	4	45,350	50,572	5,222
EOP Rapeseed	July 2012	7	171,588	176,937	5,349
ICE Brent Crude Oil	July 2012	30	2,934,000	2,955,730	21,730
ICE Gasoil	August 2012	102	8,601,150	8,684,250	83,100
LIFFE Cocoa	July 2012	3	48,420	54,765	6,345
LIFFE Cocoa	September 2012	3	47,220	48,963	1,743
LIFFE Cocoa	December 2012	1	15,530	16,080	550
LIFFE Robusta Coffee	September 2012	5	106,700	106,620	(80)
LIFFE Robusta Coffee	November 2012	1	21,340	21,900	560
LIFFE White Sugar	July 2012	2	61,130	64,405	3,275
LME Zinc	September 2012	3	140,963	142,490	1,527
NYBOT Cocoa	September 2012	25	572,750	590,700	17,950
NYBOT Cocoa	December 2012	2	46,080	49,080	3,000

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Long Contracts (continued)	Date	Contracts	Trade Date	June 30, 2012	(Depreciation)
Commodity Futures (continued)
NYBOT Sugar #11	September 2012	37	$870,654	$904,164	$33,510
NYBOT Sugar #11	February 2013	2	48,160	49,291	1,131
NYMEX RBOB Gasoline	July 2012	12	1,326,427	1,369,532	43,105
NYMEX RBOB Gasoline	August 2012	5	537,075	527,289	(9,786)
NYMEX RBOB Gasoline	September 2012	2	201,071	215,028	13,957
NYMEX Heating Oil	August 2012	23	2,619,406	2,670,428	51,022
NYMEX Heating Oil	September 2012	7	798,416	818,866	20,450
NYMEX Natural Gas	July 2012	10	282,400	298,670	16,270
NYMEX Natural Gas	August 2012	4	113,320	120,470	7,150
NYMEX WTI Crude	July 2012	6	509,760	523,970	14,210
NYMEX WTI Crude	August 2012	2	170,740	182,720	11,980
WCE Canola	November 2012	10	118,740	123,540	4,800
Currency Futures
CME Australian Dollar	September 2012	58	5,898,020	6,053,660	155,640
CME British Pound	September 2012	85	8,328,406	8,382,169	53,763
CME Canadian Dollar	September 2012	2	196,320	196,760	440
CME Japanese Yen	September 2012	45	7,050,937	7,012,900	(38,037)
CME Mexican Peso	September 2012	1	37,188	37,300	112
CME New Zealand Dollar	September 2012	7	558,600	562,480	3,880
NYBOT-FINIX United States Dollar	September 2012	7	572,271	565,830	(6,441)
SFE-ASX New Zealand 3-Month Bank Accepted Bill	September 2012	4	3,896,000	3,893,696	(2,304)
SFE-ASX New Zealand 3-Month Bank Accepted Bill	December 2012	2	1,948,600	1,947,272	(1,328)
Index Futures
CBOT E-Mini Dow ($5)	September 2012	20	1,280,800	1,305,850	25,050
CBOE Volatility Index	August 2012	51	1,119,450	992,406	(127,044)
CME E-Mini NASDAQ 100 Index	September 2012	109	5,689,255	5,818,769	129,514
CME E-Mini S&P 500® Index	September 2012	221	14,989,325	15,294,042	304,717
EOE-NYSE LIFFE Amsterdam Index	July 2012	37	2,273,650	2,425,403	151,753
EOP CAC 40 Index	July 2012	61	1,947,120	2,053,317	106,197
Eurex Euro STOXX 50 Index	September 2012	40	902,000	927,003	25,003
Eurex Euro-BTP	September 2012	2	200,920	205,427	4,507
Eurex German Stock Index	September 2012	21	3,366,038	3,492,984	126,946
HKG Hang Seng Index	July 2012	12	11,669,400	11,705,611	36,211
LIFFE FTSE 100 Index	September 2012	32	1,767,360	1,811,345	43,985
MIL FTSE per MIB Index	September 2012	6	428,880	455,979	27,099
NYF-ICE Russell 2000 Mini Index	September 2012	12	954,480	981,055	26,575
SAFEX FTSE per JSE Top 40 Index	September 2012	2	590,920	589,700	(1,220)
SFE-ASX SPI 200 Index	September 2012	26	2,637,050	2,617,189	(19,861)
SGX Nikkei 225 Index	September 2012	11	49,362,500	49,382,145	19,645
SGX S&P CNX Nifty Index	July 2012	20	211,780	216,760	4,980
SSE OMXS30 Index	July 2012	50	5,143,750	5,177,643	33,893
Interest Rate Futures
CBOT 10-Year Swap	September 2012	2	239,281	240,343	1,062
CBOT 5-Year Swap	September 2012	5	571,953	573,719	1,766
CME 3-Month Eurodollar	September 2012	230	57,224,000	57,221,838	(2,162)
CME 3-Month Eurodollar	December 2012	79	19,650,262	19,655,674	5,412
CME 3-Month Eurodollar	March 2013	233	57,944,187	57,945,837	1,650
CME 3-Month Eurodollar	June 2013	314	78,068,250	78,072,287	4,037
CME 3-Month Eurodollar	September 2013	123	30,574,725	30,586,350	11,625
CME 3-Month Eurodollar	December 2013	441	109,588,500	109,626,738	38,238
CME 3-Month Eurodollar	March 2014	78	19,377,150	19,394,431	17,281
CME 3-Month Eurodollar	June 2014	32	7,946,000	7,954,013	8,013
CME 3-Month Eurodollar	September 2014	14	3,474,450	3,479,188	4,738
CME 3-Month Eurodollar	December 2014	11	2,727,588	2,731,951	4,363
LIFFE 2-Year Euro Swap Note	September 2012	3	330,675	331,624	949
LIFFE 3-Month Euro Euribor	September 2012	18	4,477,275	4,487,245	9,970
LIFFE 3-Month Euro Euribor	December 2012	628	156,230,700	156,353,295	122,595
LIFFE 3-Month Euro Euribor	March 2013	314	78,111,425	78,168,996	57,571
LIFFE 3-Month Euro Euribor	June 2013	179	44,517,300	44,562,132	44,832
LIFFE 3-Month Euro Euribor	September 2013	102	25,357,200	25,388,755	31,555
LIFFE 3-Month Euro Euribor	December 2013	110	27,326,750	27,346,753	20,003
LIFFE 3-Month Euro Euribor	March 2014	33	8,193,075	8,208,029	14,954
LIFFE 3-Month Euro Euribor	June 2014	31	7,690,713	7,700,081	9,368
LIFFE 3-Month Euro Euribor	September 2014	11	2,726,625	2,732,623	5,998
LIFFE 3-Month Euro Euribor	December 2014	7	1,733,200	1,733,121	(79)
LIFFE 3-Month Euro Swiss Franc	September 2012	1	249,925	249,872	(53)
LIFFE 3-Month Euro Swiss Franc	December 2012	1	250,050	249,602	(448)
LIFFE 3-Month Euro Swiss Franc	March 2013	6	1,500,750	1,499,406	(1,344)

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Long Contracts (continued)	Date	Contracts	Trade Date	June 30, 2012	(Depreciation)
Index Futures (continued)
LIFFE 3-Month Euro Swiss Franc	June 2013	14	$3,502,100	$3,498,278	$(3,822)
LIFFE 90-Day Sterling	September 2012	21	2,604,525	2,608,039	3,514
LIFFE 90-Day Sterling	December 2012	373	46,279,975	46,286,434	6,459
LIFFE 90-Day Sterling	March 2013	197	24,450,162	24,464,258	14,096
LIFFE 90-Day Sterling	June 2013	121	15,019,125	15,039,582	20,457
LIFFE 90-Day Sterling	September 2013	139	17,251,638	17,286,015	34,377
LIFFE 90-Day Sterling	December 2013	132	16,376,250	16,411,196	34,946
LIFFE 90-Day Sterling	March 2014	94	11,657,175	11,668,169	10,994
LIFFE 90-Day Sterling	June 2014	74	9,172,300	9,175,755	3,455
LIFFE 90-Day Sterling	September 2014	15	1,858,125	1,863,308	5,183
LIFFE 90-Day Sterling	December 2014	12	1,485,450	1,489,161	3,711
MSE 3-Month Canadian Bankers' Acceptance	December 2012	42	10,376,100	10,372,288	(3,812)
MSE 3-Month Canadian Bankers' Acceptance	September 2012	33	8,148,525	8,144,135	(4,390)
MSE 3-Month Canadian Bankers' Acceptance	March 2013	36	8,892,000	8,889,025	(2,975)
MSE 3-Month Canadian Bankers' Acceptance	June 2013	12	2,962,800	2,964,079	1,279
MSE 3-Month Canadian Bankers' Acceptance	September 2013	1	246,775	246,701	(74)
SFE-ASX 90-Day Australian Bank Accepted Bill	September 2012	30	29,016,000	28,997,079	(18,921)
SFE-ASX 90-Day Australian Bank Accepted Bill	December 2012	125	121,200,000	121,159,237	(40,763)
SFE-ASX 90-Day Australian Bank Accepted Bill	March 2013	27	26,192,700	26,198,638	5,938
SFE-ASX 90-Day Australian Bank Accepted Bill	June 2013	14	13,577,200	13,574,587	(2,613)
SFE-ASX 90-Day Australian Bank Accepted Bill	September 2013	10	9,691,000	9,691,570	570
SFE-ASX 90-Day Australian Bank Accepted Bill	December 2013	10	9,684,000	9,684,719	719
SFE-ASX 90-Day Australian Bank Accepted Bill	March 2014	11	10,644,700	10,649,388	4,688
TFX 3-Month Euroyen	September 2012	20	498,350,000	498,349,687	(313)
TFX 3-Month Euroyen	December 2012	12	299,025,000	299,025,000	-
TFX 3-Month Euroyen	March 2013	11	274,106,250	274,106,219	(31)
TFX 3-Month Euroyen	June 2013	12	299,025,000	299,025,188	188
TFX 3-Month Euroyen	September 2013	11	274,106,250	274,106,469	219
			3,331,503,006	3,332,842,094	1,339,088
Short Contracts
Bond Futures
CBOT 10-Year U.S. Treasury Note	September 2012	(56)	(7,469,000)	(7,465,562)	3,438
MSE 10-Year Canadian Bond	September 2012	(204)	(28,243,800)	(28,530,600)	(286,800)
PMI 10-Year Swedish Government Bond	September 2012	(16)	(22,465,600)	(22,413,488)	52,112
SFE 10-Year Australian Bond	September 2012	(44)	(4,266,680)	(4,254,307)	12,373
TSE 10-Year Japanese Treasury Bond	September 2012	(6)	(8,621,400)	(8,632,680)	(11,280)
Commodity Futures
CBOT Corn	September 2012	(3)	(94,275)	(96,825)	(2,550)
CBOT Corn	December 2012	(3)	(95,212)	(112,899)	(17,687)
CBOT Oat	December 2012	(1)	(17,200)	(20,388)	(3,188)
CBOT Rough Rice	September 2012	(2)	(57,960)	(57,610)	350
CBOT Soybean	July 2013	(1)	(67,425)	(67,500)	(75)
CBOT Soybean Oil	August 2012	(7)	(220,038)	(231,750)	(11,712)
CBOT Soybean Oil	September 2012	(3)	(94,662)	(100,266)	(5,604)
CBOT Soybean Oil	December 2012	(34)	(1,082,832)	(1,135,800)	(52,968)
CBOT Wheat	September 2012	(32)	(1,211,600)	(1,319,150)	(107,550)
CBOT Wheat	December 2012	(16)	(621,400)	(659,100)	(37,700)
CBOT Wheat	March 2013	(3)	(118,650)	(128,800)	(10,150)
CBOT Wheat	May 2013	(4)	(159,650)	(177,550)	(17,900)
CBOT Wheat	July 2013	(3)	(119,662)	(121,049)	(1,387)
CME Feeder Cattle	August 2012	(3)	(227,175)	(227,550)	(375)
CME Lean Hogs	October 2012	(12)	(398,160)	(402,090)	(3,930)
CME Live Cattle	August 2012	(18)	(867,240)	(876,144)	(8,904)
CME Live Cattle	October 2012	(18)	(895,680)	(908,060)	(12,380)
CMX Copper	September 2012	(21)	(1,835,663)	(1,928,201)	(92,538)
CMX Gold	August 2012	(38)	(6,095,960)	(6,226,890)	(130,930)
CMX Silver	September 2012	(14)	(1,932,840)	(1,961,390)	(28,550)
ICE Brent Crude Oil	July 2012	(18)	(1,760,400)	(1,803,410)	(43,010)
ICE Brent Crude Oil	August 2012	(54)	(5,285,520)	(5,354,640)	(69,120)
ICE Gasoil	July 2012	(4)	(339,400)	(339,200)	200
ICE Gasoil	August 2012	(7)	(590,275)	(607,425)	(17,150)
ICE Gasoil	September 2012	(103)	(8,649,425)	(8,724,300)	(74,875)
KCBT Hard Red Winter Wheat	September 2012	(8)	(302,400)	(336,688)	(34,288)
KCBT Hard Red Winter Wheat	December 2012	(2)	(77,850)	(85,288)	(7,438)
LIFFE Cocoa	September 2012	(4)	(62,960)	(70,263)	(7,303)
LME Copper	August 2012	(7)	(1,346,625)	(1,390,339)	(43,714)
LME Copper	September 2012	(9)	(1,730,138)	(1,773,159)	(43,021)
LME Lead	August 2012	(6)	(278,250)	(273,229)	5,021

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Short Contracts (continued)	Date	Contracts	Trade Date	June 30, 2012	(Depreciation)
Commodity Futures (continued)
LME Lead	September 2012	(27)	$(1,255,163)	$(1,237,962)	$17,201
LME Lead	November 2012	(1)	(46,750)	(45,475)	1,275
LME Nickel	July 2012	(1)	(100,218)	(93,438)	6,780
LME Nickel	August 2012	(2)	(200,544)	(205,068)	(4,524)
LME Nickel	September 2012	(8)	(802,992)	(795,730)	7,262
LME Nickel	January 2013	(1)	(100,800)	(99,621)	1,179
LME Nickel	March 2013	(1)	(100,992)	(98,556)	2,436
LME Aluminum	August 2012	(31)	(1,468,625)	(1,450,891)	17,734
LME Aluminum	September 2012	(78)	(3,723,525)	(3,568,722)	154,803
LME Aluminum	November 2012	(8)	(386,350)	(346,722)	39,628
LME Aluminum	January 2013	(1)	(48,725)	(39,563)	9,162
LME Tin	August 2012	(1)	(93,945)	(94,705)	(760)
LME Zinc	August 2012	(5)	(235,250)	(236,874)	(1,624)
LME Zinc	September 2012	(42)	(1,973,475)	(1,983,865)	(10,390)
LME Zinc	November 2012	(3)	(140,925)	(137,900)	3,025
LME Zinc	January 2013	(1)	(47,175)	(46,700)	475
MGE Red Wheat	September 2012	(2)	(84,450)	(46,700)	(8,688)
NYBOT Cocoa	September 2012	(14)	(320,740)	(345,570)	(24,830)
NYBOT Cocoa	December 2012	(4)	(92,160)	(96,730)	(4,570)
NYBOT Coffee	September 2012	(23)	(1,472,287)	(1,567,537)	(95,250)
NYBOT Coffee	December 2012	(2)	(130,313)	(140,832)	(10,519)
NYBOT Cotton #2	December 2012	(15)	(534,975)	(553,265)	(18,290)
NYBOT Cotton #2	March 2013	(1)	(36,255)	(37,455)	(1,200)
NYBOT FCOJ-A	September 2012	(4)	(73,050)	(77,828)	(4,778)
NYBOT Sugar #11	September 2012	(26)	(611,811)	(645,713)	(33,902)
NYBOT Sugar #11	February 2013	(1)	(24,080)	(25,166)	(1,086)
NYMEX RBOB Gasoline	July 2012	(10)	(1,105,356)	(1,124,235)	(18,879)
NYMEX RBOB Gasoline	August 2012	(4)	(429,660)	(434,805)	(5,145)
NYMEX RBOB Gasoline	October 2012	(1)	(99,317)	(104,273)	(4,956)
NYMEX RBOB Gasoline	November 2012	(2)	(197,753)	(209,807)	(12,054)
NYMEX Heating Oil	July 2012	(54)	(6,146,053)	(6,353,890)	(207,837)
NYMEX Heating Oil	October 2012	(1)	(114,282)	(119,927)	(5,645)
NYMEX Heating Oil	November 2012	(2)	(229,001)	(241,693)	(12,692)
NYMEX Natural Gas	July 2012	(43)	(1,214,320)	(1,396,010)	(181,690)
NYMEX Natural Gas	August 2012	(36)	(1,019,880)	(1,091,340)	(71,460)
NYMEX Natural Gas	September 2012	(3)	(86,310)	(98,230)	(11,920)
NYMEX Natural Gas	October 2012	(5)	(154,550)	(167,970)	(13,420)
NYMEX Natural Gas	November 2012	(4)	(134,200)	(135,350)	(1,150)
NYMEX Palladium	September 2012	(3)	(175,365)	(172,055)	3,310
NYMEX Platinum	October 2012	(13)	(944,060)	(955,475)	(11,415)
NYMEX WTI Crude	July 2012	(11)	(934,560)	(954,900)	(20,340)
NYMEX WTI Crude	August 2012	(24)	(2,048,880)	(2,099,550)	(50,670)
NYMEX WTI Crude	September 2012	(9)	(771,840)	(800,610)	(28,770)
NYMEX WTI Crude	October 2012	(3)	(258,630)	(263,600)	(4,970)
NYMEX WTI Crude	November 2012	(4)	(346,680)	(366,820)	(20,140)
Currency Futures
CME Australian Dollar	September 2012	(25)	(2,542,250)	(2,592,550)	(50,300)
CME British Pound	September 2012	(18)	(1,763,662)	(1,767,881)	(4,219)
CME Canadian Dollar	September 2012	(15)	(1,472,400)	(1,486,410)	(14,010)
CME Swiss Franc	September 2012	(31)	(4,092,388)	(4,143,782)	(51,394)
CME Euro	September 2012	(217)	(34,361,950)	(34,682,194)	(320,244)
CME Japanese Yen	September 2012	(70)	(10,968,125)	(10,917,050)	51,075
CME Mexican Peso	September 2012	(35)	(1,301,563)	(1,363,153)	(61,590)
CME New Zealand Dollar	September 2012	(5)	(399,000)	(412,338)	(13,338)
CME South African Rand	September 2012	(37)	(2,242,200)	(2,306,600)	(64,400)
Index Futures
CBOE Volatility Index	July 2012	(59)	(1,153,450)	(952,664)	200,786
CBOE Volatility Index	August 2012	(11)	(241,450)	(224,150)	17,300
CME E-Mini S&P MidCap 400 Index	September 2012	(1)	(93,950)	(97,090)	(3,140)
CME S&P 500® Index	September 2012	(3)	(1,017,300)	(1,043,100)	(25,800)
CME Nikkei 225 Index	September 2012	(3)	(136,875)	(145,450)	(8,575)
EOE-NYSE LIFFE Amsterdam Index	July 2012	(6)	(368,700)	(391,792)	(23,092)
EOP CAC 40 Index	July 2012	(8)	(255,360)	(268,849)	(13,489)
Eurex Euro STOXX 50 Index	September 2012	(55)	(1,240,250)	(1,302,384)	(62,134)
Eurex German Stock Index	September 2012	(3)	(480,863)	(503,651)	(22,788)
HKG Hang Seng China Enterprises Index	July 2012	(20)	(9,537,000)	(9,552,237)	(15,237)
HKG Hang Seng Index	July 2012	(7)	(6,807,150)	(6,829,935)	(22,785)
LIFFE FTSE 100 Index	September 2012	(2)	(110,460)	(114,276)	(3,816)

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Short Contracts (continued)	Date	Contracts	Trade Date	June 30, 2012	(Depreciation)
Index Futures (continued)
MFM IBEX 35 Index	July 2012	(3)	$(209,577)	$(228,816)	$(19,239)
MIL FTSE per MIB Index	September 2012	(8)	(571,840)	(649,622)	(77,782)
MSE S&P per TSX 60 Index	September 2012	(28)	(3,703,840)	(3,784,566)	(80,726)
NYF-ICE Russell 2000 Mini Index	September 2012	(1)	(79,540)	(82,940)	(3,400)
OSE Nikkei 225 Index	September 2012	(17)	(15,317,000)	(15,413,478)	(96,478)
OSE Nikkei 225 Mini Index	September 2012	(20)	(18,020,000)	(18,031,173)	(11,173)
SAFEX FTSE per JSE Top 40 Index	September 2012	(1)	(295,460)	(295,651)	(191)
SFE-ASX SPI 200 Index	September 2012	(7)	(709,975)	(704,293)	5,682
SGX MSCI Singapore Index	July 2012	(1)	(66,420)	(67,811)	(1,391)
SGX MSCI Taiwan Index	July 2012	(25)	(633,500)	(652,240)	(18,740)
SGX Nikkei 225 Index	September 2012	(4)	(17,950,000)	(17,960,590)	(10,590)
SGX S&P CNX Nifty Index	July 2012	(37)	(391,793)	(401,768)	(9,975)
SGX FTSE China A50	July 2012	(1)	(7,745)	(7,745)	-
SSE OMXS30 Index	July 2012	(37)	(3,806,375)	(3,832,408)	(26,033)
TSE TOPIX Index	September 2012	(28)	(21,532,000)	(21,764,184)	(232,184)
Interest Rate Futures
CBOT 30-Day Federal Funds	July 2012	(5)	(2,079,854)	(2,079,666)	188
CBOT 30-Day Federal Funds	August 2012	(5)	(2,079,854)	(2,079,833)	21
CBOT 30-Day Federal Funds	September 2012	(3)	(1,247,850)	(1,247,871)	(21)
CBOT 30-Day Federal Funds	October 2012	(3)	(1,247,850)	(1,247,871)	(21)
CBOT 30-Day Federal Funds	November 2012	(2)	(831,900)	(831,921)	(21)
CBOT 30-Day Federal Funds	December 2012	(3)	(1,247,850)	(1,247,829)	21
LIFFE 3-Month Euro Euribor	December 2012	(10)	(2,487,375)	(2,487,625)	(250)
CME 3-Month Eurodollar	March 2013	(3)	(746,062)	(746,887)	(825)
CME 3-Month Eurodollar	September 2013	(11)	(2,734,325)	(2,737,125)	(2,800)
CME 3-Month Eurodollar	December 2013	(17)	(4,224,500)	(4,227,800)	(3,300)
CME 3-Month Eurodollar	March 2014	(31)	(7,701,175)	(7,705,512)	(4,337)
CME 3-Month Eurodollar	June 2014	(27)	(6,704,437)	(6,705,662)	(1,225)
LIFFE 3-Month Euro Euribor	September 2012	(128)	(31,838,400)	(31,840,869)	(2,469)
LIFFE 3-Month Euro Euribor	June 2013	(2)	(497,400)	(497,463)	(63)
LIFFE 3-Month Euro Euribor	March 2014	(16)	(3,972,400)	(3,973,160)	(760)
LIFFE 3-Month Euro Euribor	June 2014	(16)	(3,969,400)	(3,970,381)	(981)
LIFFE 3-Month Euro Swiss Franc	September 2012	(35)	(8,747,375)	(8,745,504)	1,871
LIFFE 3-Month Euro Swiss Franc	December 2012	(7)	(1,750,350)	(1,750,297)	53
LIFFE 90-Day Sterling	September 2012	(207)	(25,673,175)	(25,662,299)	10,876
MSE 3-Month Canadian Bankers' Acceptance	September 2012	(6)	(1,481,550)	(1,481,107)	443
MSE 3-Month Canadian Bankers' Acceptance	December 2012	(21)	(5,188,050)	(5,188,370)	(320)
SFE-ASX 90-Day Australian Bank Accepted Bill	September 2012	(11)	(10,639,200)	(10,633,782)	5,418
SFE-ASX 30-Day Australian Inter-Bank Accepted Bill	July 2012	(14)	(3,333,120)	(3,332,173)	947
			(432,524,142)	(435,318,546)	(2,840,842)
TOTAL FUTURES CONTRACTS			$2,898,978,864	$2,897,523,548	$(1,501,754)

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Number
of Contracts		Value
	WRITTEN OPTIONS CONTRACTS
	CALL OPTIONS
(39)	CME Australian Dollar Futures Exercise Price: $101, Expiration Date: July 9, 2012	$(40,950)
	PUT OPTIONS
(26)	CME Euro Futures Exercise Price: $1.2, Expiration Date: July 9, 2012	(162)
(2)	CME NASDAQ 100 E-Mini Futures Exercise Price: $2,340, Expiration Date: July 21, 2012	(72)
(1)	CME S&P 500 Futures Exercise Price: $1,190, Expiration Date:	(2,400)
		(2,634)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $36,187)	$(43,584)

AUD - Australian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Yuan
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
NOK - Norwegian Krone
PEN - Peruvian Nuevo Sol
RUB - Russian Ruble
SEK - Swedish Krona
THB - Thai Baht
TRY - Turkish Lira
USD - United States Dollar
GBP - British Pound
CAD - Canadian Dollar
COP - Columbian Peso
CZK - Czech Republic Koruna
EUR - Euro
ILS - Israeli Shekel
KRW - South Korean Won
MYR - Malaysian Ringgit
MXN - Mexican Peso
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SGD - Singapore Dollar
ZAR - South African Rand
TWD - Taiwan Dollar

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $107,622,077)	$107,681,189
Purchased options contracts, at value (cost $124,381)	27,958
Segregated cash at Broker	18,681,634
Segregated cash at Custodian	10,266,563
Receivables:
Unrealized appreciation on open forward foreign currency exchange contracts	2,420,429
Unrealized appreciation on open futures contracts	3,598,061
Investment securities sold	3,579
Fund shares sold	46,316
Interest	591,184
Due from Broker	3,601,198
Prepaid expenses	29,568
Prepaid organization costs	161,409
Total assets	147,109,088

Liabilities:
Written options contracts, at value (proceeds $36,187)	43,584
Payables:
Unrealized depreciation on open forward foreign currency exchange contracts	2,152,905
Unrealized depreciation on open futures contracts	5,099,815
Investment securities purchased	8,303
Fund shares redeemed	261,252
Due to Advisor	107,517
Due to Subadvisor	9,398
Due to CTAs - Management fees	199,191
Due to CTAs - Incentive fees	168,705
Distribution Plan - Class A (Note 7)	60
Fund accounting fees	33,084
Administration fees	17,935
Custody fees	31,892
Interest	847
Chief Compliance Officer fees	9,559
Transfer agent fees and expenses	3,141
Trustees' fees and expenses	2,185
Total liabilities	8,149,373

Net Assets	$138,959,715

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$147,800,718
Accumulated net investment loss	(4,754,500)
Accumulated net realized loss on investments, foreign currency, forward contracts,
futures contracts and options contracts	(2,813,818)
Net unrealized appreciation (depreciation) on:
Investments	59,112
Foreign currency translations	6,253
Forward foreign currency exchange contracts	267,524
Futures contracts	(1,501,754)
Purchased options contracts	(96,423)
Written options contracts	(7,397)
Net Assets	$138,959,715

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$400,514
Shares of beneficial interest issued and outstanding	42,118
Redemption price	9.51
Maximum sales charge (5.50%* of offering price)	0.55
Maximum offering price to public	$10.06

Class I Shares:
Net assets applicable to shares outstanding	$138,559,201
Shares of beneficial interest issued and outstanding	14,542,603
Redemption price	$9.53

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Interest	$527,681
Total investment income	527,681

Expenses:
Advisory fees	1,416,783
Subadvisory fees	72,758
Management fees	1,359,310
Incentive fees	337,528
Distribution fees - Class A (Note 7)	176
Legal fees	46,661
Organization costs	322,069
Fund accounting fees	135,101
Administration fees	90,804
Audit fees	18,501
Custody fees	62,728
Chief Compliance Officer fees	12,823
Trustees' fees and expenses	5,357
Transfer agent fees and expenses	29,119
Miscellaneous	209,425
Registration fees	19,477
Shareholder reporting fees	6,793
Insurance fees	2,031

Total expenses	4,147,444
Advisory fees waived	(412,349)
Interest expense	62,926
Net expenses	3,798,021
Net investment loss	(3,270,340)

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Forward Contracts,
Futures Contracts and Options Contracts:
Net realized gain (loss) on:
Investments	24,521
Foreign currency transactions	2,024
Forward foreign currency exchange contracts	(1,696,673)
Futures contracts	7,310,567
Purchased options contracts	(460,234)
Written options contracts	160,309
Net realized gain	5,340,514
Net change in unrealized appreciation/depreciation on:
Investments	111,038
Foreign currency translations	(26,522)
Forward foreign currency exchange contracts	469,317
Futures contracts	(5,038,179)
Purchased options contracts	(123,839)
Written options contracts	(11,647)
Net change unrealized appreciation/depreciation	(4,619,832)

Net realized and unrealized gain on investments, foreign currency,
forward contracts, future contracts and options	720,682

Net Decrease in Net Assets from Operations	$(2,549,658)

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Period September 13, 2011* to December 31, 2011
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(3,270,340)	$(2,217,026)
Net realized gain (loss) on investments, foreign currency transactions,
forward contracts, futures contracts and written options contracts	5,340,514	(8,154,333)
Net change in unrealized appreciation/depreciation on investments, foreign
currency translations, forward contracts, futures contracts and written options contracts	(4,619,832)	3,347,147
Net decrease in net assets resulting from operations	(2,549,658)	(7,024,212)

Capital Transactions:
Net proceeds from shares sold:
Class A	377,931	56,031
Class I	50,947,208	240,839,202
Cost of shares redeemed:
Class A1	(27,250)	(29)
Class I2	(122,461,088)	(21,198,420)
Net increase (decrease) in net assets from capital transactions	(71,163,199)	219,696,784

Total increase (decrease) in net assets	(73,712,857)	212,672,572

Net Assets:
Beginning of period	212,672,572	-
End of period	$138,959,715	$212,672,572

Accumulated net investment loss	$(4,754,500)	$(1,484,160)

Capital Share Transactions:
Shares sold:
Class A	39,105	5,813
Class I	5,334,267	24,140,365
Shares redeemed:
Class A	(2,797)	(3)
Class I	(12,744,839)	(2,187,190)
Net increase (decrease) in net assets from capital share transactions	(7,374,264)	21,958,985

*	Commencement of operations.
1	Net of redemption fee proceeds of $19 and $0, respectively.
2	Net of redemption fee proceeds of $1,165 and $1,711, respectively.

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2012 (Unaudited)		For the Period September 13, 2011* to December 31, 2011
Net asset value, beginning of period	$9.68		$10.00
Income from Investment Operations:
Net investment loss1	(0.19)		(0.11)
Net realized and unrealized gain (loss) on investments	0.02		(0.21)
Total from investment operations	(0.17)		(0.32)

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$9.51		$9.68

Total return3	(1.76)%	4	(3.20)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$401		$56

Ratios including the expenses and income of the Subsidiary:
Ratio of gross expenses to average net assets	5.01%	5	4.82%	5
Ratio of net expenses to average net assets	4.47%	5	4.30%	5
Ratio of net investment loss to average net assets	(3.87)%	5	(3.80)%	5

Ratios excluding the expenses and income of the Subsidiary:
Ratio of gross expenses to average net assets	2.57%	5	2.55%	5
Ratio of net expenses to average net assets	2.10%	5	2.10%	5
Ratio of net investment loss to average net assets	(1.51)%	5	(1.60)%	5

Portfolio turnover rate	27%	4	18%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Does not include payment of maximum sales charge of 5.50%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2012 (Unaudited)		For the Period September 13, 2011* to December 31, 2011
Net asset value, beginning of period	$9.68		$10.00
Income from Investment Operations:
Net investment loss1	(0.18)		(0.10)
Net realized and unrealized gain (loss) on investments	0.03		(0.22)
Total from investment operations	(0.15)		(0.32)

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$9.53		$9.68

Total return	(1.55)%	3	(3.20)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$138,559		$212,616

Ratios including the expenses and income of the Subsidiary:
Ratio of gross expenses to average net assets	4.76%	4	4.57%	4
Ratio of net expenses to average net assets	4.22%	4	4.05%	4
Ratio of net investment loss to average net assets	(3.62)%	4	(3.55)%	4

Ratios excluding the expenses and income of the Subsidiary:
Ratio of gross expenses to average net assets	2.32%	4	2.30%	4
Ratio of net expenses to average net assets	1.85%	4	1.85%	4
Ratio of net investment loss to average net assets	(1.26)%	4	(1.35)%	4

Portfolio turnover rate	27%	3	18%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2012 (Unaudited)

Note 1 – Organization
Ramius Trading Strategies Managed Futures Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The consolidated Schedules of Investments, Statement of Assets and Liabilities, Statements of Operations, Statement of Changes in Net Assets and Financial Highlights of the Ramius Trading Strategies Managed Futures Fund includes the account of Ramius Trading Strategies MF Ltd. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Ramius Trading Strategies Managed Futures Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The Subsidiary is advised by Ramius Trading Strategies, LLC and acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies specified in the Fund’s prospectus and statement of additional information.  The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”).  Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund.  The inception date of the Subsidiary was September 20, 2011.  As of June 30, 2012, net assets of the Fund were $138,959,715, of which $30,857,652, or approximately 22.2%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c)  Segregated Cash and Due from Broker
The Fund is required to segregate cash held as collateral with UMB Bank, n.a. to cover forward foreign currency exchange contracts outstanding and can be found on the Consolidated Statement of Assets and Liabilities (“SAL”) as “Segregated cash at Custodian”.  The collateral for futures contracts is held with Morgan Stanley and can be found on the SAL as “Segregated cash at Broker”.  When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid assets which act as collateral (“initial margin”).  The initial margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  The Fund expects to earn taxable interest income on its initial margin deposits.

The “Due from Broker” line on the SAL consists of U.S. and foreign currency deposited at Morgan Stanley used for executing trades in relation to futures contracts.

Market value of foreign currency within the above accounts totaled $985,206 (cost of $978,952).

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities,

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012 (Unaudited)

commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012 (Unaudited)

Transactions in futures options contracts for the six months ended were as follows:

	Number of Contracts	Premiums Amount
Outstanding at December 31, 2011	42	$55,841
Options written	(451)	(223,092)
Options purchased	1,459	1,957,413
Options closed	(567)	(1,371,022)
Options expired	(455)	(330,946)
Outstanding at June 30, 2012	28	$88,194

(g)  Investment and Associated Risks
In general, the Fund’s investment strategies involve greater risks than the strategies used by typical mutual funds.  During the normal course or business, the Subsidiary purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Managed futures strategy/commodities risk.  Exposure to the commodities markets (including financial futures markets) through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities.  The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds and have recently experienced periods of significant volatility.  Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including: changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.

Derivatives risk.  Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts.  The value of a derivative depends largely upon price movements in the underlying instrument. Many of the risks applicable to trading the underlying instrument are also applicable to derivatives trading.  However, derivatives trading is subject to a number of additional risks. Transactions in certain derivatives are subject to clearance on a U.S. national exchange and to regulatory oversight, while other derivatives are subject to risks of trading in the over-the-counter markets or on non-U.S. exchanges.  A small investment in derivative instruments could have a potentially large impact on the Fund’s performance.

Market risk.  The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers, which may have an adverse effect on the Fund.  Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds, derivatives and commodities, and the mutual funds that invest in them. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Counterparty, commodities future merchant and prime brokerage risk. Changes in the credit quality of the companies that serve as the Fund’s prime brokers, commodities future merchants or counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as prime brokers or counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such hardships have reduced such entities’ capital and called into question their continued ability to perform their obligations under such transactions. By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience similar financial hardships. If a prime broker, commodities future merchant or counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012 (Unaudited)

contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding; if the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Liquidity risk.  The Fund is subject to liquidity risk primarily due to its investments in derivatives.  When there is little or no active trading market for specific types of securities, the Fund may have difficulty selling the securities at or near their perceived value.  In such a market, the value of such securities and the Fund’s share price may fall dramatically.  Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Currency risk.  The Fund may invest directly or indirectly in currency indices or baskets.  Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.  Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.  Where the Fund has tried to hedge its exposure to a decline in the value of a foreign currency relative to the U.S dollar, the Fund is subject to the risk that the U.S. dollar will decline relative to the currency being hedged.  Currency exchange rates for foreign countries may fluctuate significantly over short periods of time.  A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in such currencies.  Foreign currencies also are subject to risks caused by, among other factors, inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Tax risk.  To qualify for the tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.”  Income derived from direct investments in commodities is not “qualifying income.”  In addition, the IRS has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives do not constitute “qualifying income.”  It is possible that the Fund will from time to time make investments in commodities and commodity-linked derivatives directly, rather than through the Subsidiary, and therefore it is possible that some of the Fund’s income will not constitute “qualifying income.”  The IRS has indicated in another revenue ruling that income from certain instruments, such as certain structured notes, that create commodity exposure may constitute “qualifying income,” and it has issued private letter rulings holding that income derived from certain commodity-linked notes constitutes “qualifying income.”  In addition, the IRS has issued private letter rulings concluding that income derived by a regulated investment company from a wholly owned subsidiary, such as the Subsidiary, that invests in commodities and commodity-linked derivatives constitutes “qualifying income.”

Each of these private letter rulings applies only to the taxpayer that requested it and may not be used or cited as precedent.  Moreover, the Fund understands that the IRS has recently suspended the issuance of such rulings and is reviewing its policy in this area.  The Fund has not applied for or received such a ruling from the IRS, and has not determined whether to seek such a ruling if the IRS were to resume issuing such rulings.  The Fund intends to take the position that income from its investments in commodity-linked notes and in the Subsidiary will constitute “qualifying income.”  In the absence of a ruling, however, there can be no certainty in this regard.  It is possible that, as a consequence of its current review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that these items would not constitute “qualifying income.”  The tax treatment of the Fund’s investment in commodity-linked notes or in the Subsidiary could also be adversely affected by future legislation or Treasury regulations.  If income derived by the Fund from its investments in commodity-linked notes and in the Subsidiary does not constitute “qualifying income,” the Fund will most likely not qualify as a regulated investment company under the Code; in that case, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as dividend income.  If future legislation, Treasury regulations or IRS guidance prevents the Fund from treating its income from its investments in commodity-linked notes or in the Subsidiary as “qualifying income,” the Fund and the Advisor will consider what action to take, including potentially liquidating the Fund.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012 (Unaudited)

(h) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $590,552, which are being amortized over a one-year period from September 13, 2011 (commencement of operations).

(i) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Trading Strategies, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.60% of the Fund’s average daily net assets.  The Advisor also is the investment advisor for the Subsidiary.  The Subsidiary has agreed to pay the Advisor a monthly investment advisor fee at the annual rate of 1.60% of the Subsidiary’s average daily net assets.  The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to the Advisor by the Subsidiary.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding any (i) Subsidiary expenses, including Trading Entity expenses, (ii) acquired fund fees and expenses, (iii) interest, (iv) taxes, (v) dividends on short positions, (vi) brokerage commissions, (vii) front-end or contingent deferred loads, (viii) expenses incurred in connection with any merger or reorganization and (ix) extraordinary expenses such as litigation expenses) do not exceed 2.10% and 1.85% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is effective until September 8, 2012, and may be terminated by the Trust’s Board of Trustees.

For the six months ended June 30, 2012, the Advisor waived $412,349 of its advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At June 30, 2012, the amount of these potentially recoverable expenses was $689,657.  The Advisor may recapture a portion of the following amounts no later than December 31 of the years stated below:

2014:	$277,308
2015:	412,349

The Trust, on behalf of the Fund, has also entered into an Investment Subadvisory Agreement (the “Subadvisory Agreement”) with Horizon Cash Management LLC (the “Subadvisor”).  Under the terms of the Subadvisory Agreement, the Fund pays a monthly investment subadvisory fee to the Subadvisor at the annual rate of 0.12% on the fixed income portion of the Fund’s average daily net assets.  The Subadvisor is paid by the Fund and not the Advisor.

During the six months ended June 30, 2012, the Subsidiary engaged Aspect Capital Limited (“Aspect”), Cantab Capital Partners LLP (“Cantab”), Fulcrum Asset Management Limited/Fulcrum Asset Management LLP (“Fulcrum”), IPM Informed Portfolio Management AB (“IPM”), Lynx Asset Management AB (“Lynx”) and Winton Capital Management Limited (“Winton”); each a CTA, to provide advisory services.

Pursuant to the terms of the Advisory Agreement with the Subsidiary, each CTA is entitled to receive a management fee, accrued daily and paid monthly, based on its assigned “Trading Level”. The “Trading Level” is defined as the Trading Advisor’s strategy exposure allocated to the CTA by the Trading Entity for such period.  Total management fees charged to the Subsidiary for the six months ended June 30, 2012 ranged between 0% - 3% and are reported on the Statement of Operations.

The CTAs are entitled to receive an incentive fee, payable quarterly or semi-annually (each an “Incentive Fee Calculation Date”), in respect of each of the CTA portfolios. Incentive fees are based on the “New Trading Profits” at the end of each Incentive Fee Calculation Date.  “New Trading Profits” equals the excess (if any) of the aggregate Net Asset Value of the CTA portfolio (excluding any interest income earned by the CTA) as of the current incentive Fee Calculation Date over the “High Water Mark”.  The “Net Asset Value” of the CTA portfolio is determined by deducting aggregate liabilities, including all accrued liabilities, from the total aggregate assets of the portfolio.  The “High Water Mark” (adjusted for capital contributions to, and withdrawals from, the CTA) shall be equal to the highest aggregate Net Asset Value of the portfolio after the reduction for the incentive fee then paid, as of any preceding Incentive Fee Calculation Date.  Total incentive fees charged to the Subsidiary for the six months ended June 30, 2012 ranged between 15% – 30% and are reported on the Statement of Operations.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012 (Unaudited)

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.  J.D. Clark & Co., an affiliate of UMBFS, serves as the Subsidiary’s fund accountant.

For the six months ended June 30, 2012, there were $1,085 of selling commissions retained by the Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended June 30, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2012 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2012, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments at the Fund level for federal income tax purposes were as follows:

Cost of investments	$107,622,077

Gross unrealized appreciation	$63,436
Gross unrealized depreciation	(4,324)

Net unrealized appreciation on investments	$59,112

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(64,565)
Net unrealized depreciation on investments	(51,926)
Other differences	(6,174,854)
Total accumulated deficit	$(6,291,345)

“Other differences” in the above table are primarily attributable to non-deductible expenses, net operating losses, and other adjustments at the Subsidiary level.  These differences may or may not be utilized in future tax years.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ taxable year.  As of December 31, 2011, the Fund has post-October capital losses of $64,565.

For U.S. federal income tax purposes, the Subsidiary is treated as a corporation and each of the Trading Entities is treated as a “disregarded entity”.  As a result, the Subsidiary is treated as conducting the activities, and recognizing the income, of each Trading Entity. The Subsidiary is subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of a trade or business in the United States (“effectively connected income”). In addition, the Subsidiary is subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount”, as defined in Section 884 of the Code, attributable to effectively

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012 (Unaudited)

connected income. The activities of the Subsidiary and the Trading Entities are conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business. In this regard, Section 864(b) of the Code provides that trading in commodities for one‘s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income in the future. The imposition of U.S. federal tax on the Subsidiary‘s effectively connected income could significantly reduce the Fund‘s returns.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase.  For the six months ended June 30, 2012, the Fund received $1,184 in redemption fees.

Note 6 – Investment Transactions
For the six months ended June 30, 2012, purchases and sales of investments, excluding short-term investments and Subsidiary activity, were $29,745,914 and $51,161,449, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the period six months ended June 30, 2012, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 32	Total
Assets
Investments
Commercial Paper	$-	$26,821,015	$-	$26,821,015
Corporate Bonds	-	62,949,970	-	62,949,970
U.S. Government Agencies	-	17,839,462	-	17,839,462
Purchased Options Contracts	27,958	-		27,958
Short-Term Investments	70,742	-	-	70,742
Total Investments	$98,700	$107,610,447	$-	$107,709,147
Other Financial Instruments1
Forward Foreign Currency Exchange Contracts	$2,256,774	$-	$-	$2,256,774
Futures Contracts	3,598,061	-	-	3,598,061
Total Other Financial Instruments	$5,854,835	$-	$-	$5,854,835
Total Assets	$5,953,535	$107,610,447	$-	$113,563,982

Liabilities
Written Options Contracts	$43,584	$-	$-	$43,584
Other Financial Instruments1
Forward Foreign Currency Exchange Contracts	$1,989,250	$-	$-	$1,989,250
Futures Contracts	5,099,815	-	-	5,099,815
Total Other Financial Instruments	$7,089,065	$-	$-	$7,089,065
Total Liabilities	$7,132,649	$-	$-	$7,132,649

1
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts.  Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2	The Fund did not hold any Level 3 securities at period end.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012 (Unaudited)

There were no transfers between Levels at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in future contracts, forward contracts and options contracts during the six months ended June 30, 2012.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of June 30, 2012 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Foreign exchange contracts	Unrealized appreciation on open forward foreign currency exchange contracts	$2,256,774	Unrealized depreciation on open forward foreign currency exchange contracts	$1,989,250
	Segregated cash at Custodian	10,266,563
Equity contracts	Unrealized appreciation on open futures contracts	3,598,061	Unrealized depreciation on open futures contracts	5,099,815
	Purchased options contracts, at value	27,958	Written options contracts, at value	43,584
	Segregated cash at Broker	28,255,437
Total		$44,404,793		$7,132,649

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Forward Contracts	Purchased Options Contracts	Written Options Contracts	Total
Foreign exchange contracts	$-	$(1,696,673)	$-	$-	$(1,696,673)
Equity contracts	(7,310,567)	-	(460,234)	160,309	(7,610,492)
Total	$(7,310,567)	$(1,696,673)	$(460,234)	$160,309	$(9,307,165)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Forward Contracts	Purchased Options Contracts	Written Options Contracts	Total
Foreign exchange contracts	$-	$(469,317)	$-	$-	$(469,317)
Equity contracts	(5,038,179)	-	(123,839)	(11,647)	(5,173,665)
Total	$(5,038,179)	$(469,317)	$(123,839)	$(11,647)	$(5,642,982)

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2012 (Unaudited)

Note 11 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

In February 2012, the Commodity Futures Trading Commission ("CFTC") adopted rule RIN 3038-AD30 (the "Rule") rescinding or revising certain exemptions from the registration requirements for commodity pool operators ("CPOs") and private funds while revising the exclusion for registered investment companies.  As a result, fund sponsors and advisors will need to determine whether an alternative exemption is available or whether registration is required. Registered investment companies will have to examine the structure and amount of trading in futures contracts, options contracts and swaps contracts, as well as their marketing, to determine whether their advisors will have to register. A separate alert relating to registered investment companies is forthcoming.  For CPOs who have previously claimed the Rule 4.13(a)(4) exemption and cannot avail themselves of any other exemption, the rescission is effective December 31, 2012, and such CPOs must therefore register with the CFTC no later than that date. For others, the rescission of Rule 4.13(a)(4) is effective 60 days following the publication of the Rule in the Federal Register. Entities that are formed after the effective date of the rescission are expected to comply with the CFTC's regulations upon formation and commencement of operations. Management is currently evaluating the impact the Rule may have on the Fund’s financial statements.

Ramius Trading Strategies Managed Futures Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1/1/12 to 6/30/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/12	6/30/12	1/1/12 – 6/30/12
Class A	Actual Performance	$1,000.00	$982.40	$22.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,002.78	22.25
Class I	Actual Performance	1,000.00	984.50	20.81
	Hypothetical (5% annual return before expenses)	1,000.00	1,004.03	21.02

*
Expenses are equal to the Fund’s annualized expense ratio of 4.47% and 4.22% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Investment Adviser
Ramius Alternative Solutions LLC
599 Lexington Avenue
New York, New York  10022

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
Ramius Trading Strategies Managed Futures Fund – Class A	RTSRX	461 418 410
Ramius Trading Strategies Managed Futures Fund – Class I	RTSIX	461 418 394

Privacy Principles of the Ramius Trading Strategies Managed Futures Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ramius Trading Strategies Managed Futures Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (877) 6RAMIUS. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ramius Trading Strategies Managed Futures Fund
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	9/7/12

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/7/12